Derivative financial instruments (Income (loss) recorded in comprehensive income) (Details) - Interest rate swaps - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion of change in fair market value of derivatives	$ (66,778)	$ 7,531	$ (107,516)	$ 32,355
Net changes in cash flow hedges, Income tax effect	8,348	(941)	13,440	(4,044)
Net changes in cash flow hedges, net of tax	$ (58,430)	$ 6,590	$ (94,076)	$ 28,311